Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.20%	(2.41%)	0.62%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.49%	(1.35%)	0.91%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.28%	(0.98%)	1.96%
Performance Inception Date	Jun. 25, 2001
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.42%	(1.17%)	1.48%
Performance Inception Date	Jun. 25, 2001
INST Class | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.42%	(0.18%)	2.50%
Performance Inception Date	Jun. 25, 2001
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.39%	(0.19%)	2.49%
Performance Inception Date	Apr. 24, 1928